Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	May 31, 2016	May 31, 2026	May 31, 2017	May 31, 2018	May 31, 2019	May 31, 2020	May 31, 2021	May 31, 2022	May 31, 2023	May 31, 2024	May 31, 2025	May 31, 2026
C000199773 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class K Shares
Accumulated Value	$ 10,000		$ 10,188	$ 10,635	$ 11,104	$ 10,896	$ 11,911	$ 11,194	$ 11,225	$ 11,723	$ 11,950	$ 12,651
C000038562 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor C Shares (with sales charge)
Accumulated Value	10,000		10,087	10,423	10,761	10,457	11,311	10,520	10,439	10,789	10,955	11,574
C000011299 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor A1 Shares
Accumulated Value	10,000		10,178	10,620	11,064	10,842	11,845	11,117	11,133	11,611	11,819	12,495
C000038561 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor A Shares (with sales charge)
Accumulated Value	9,575		9,731	10,139	10,546	10,317	11,255	10,546	10,544	10,980	11,150	11,780
C000011302 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		10,188	10,633	11,088	10,883	11,891	11,170	11,196	11,686	11,896	12,598
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Accumulated Value	$ 10,000		$ 10,146	$ 10,259	$ 10,916	$ 11,350	$ 11,888	$ 11,080	$ 11,134	$ 11,432	$ 11,664	$ 12,442
California Customized Reference Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		California Customized Reference Benchmark